Subsequent Events (Details) - Jul. 30, 2015 - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Total
Subsequent Event [Line Items]
Cash dividend payable, per share	$ 0.07
Cash dividend payable	$ 1.2